Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

January 31, 2021

HY-QTLY-0321
1.813043.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 61.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Energy - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	$613	$613
15% 7/15/23 (a)(b)	1,058	1,058
		1,671
Nonconvertible Bonds - 61.4%
Aerospace - 3.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	655	671
Bombardier, Inc.:
6.125% 1/15/23 (c)	1,450	1,456
7.5% 12/1/24 (c)	3,090	2,974
7.5% 3/15/25 (c)	2,065	1,933
7.875% 4/15/27 (c)	6,210	5,806
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	1,575	1,625
Moog, Inc. 4.25% 12/15/27 (c)	480	498
Rolls-Royce PLC 5.75% 10/15/27 (c)	1,440	1,541
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	2,035	2,183
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,917
TransDigm, Inc.:
4.625% 1/15/29 (c)	2,480	2,463
5.5% 11/15/27	11,110	11,457
6.25% 3/15/26 (c)	1,870	1,978
7.5% 3/15/27	6,780	7,255
Wolverine Escrow LLC:
8.5% 11/15/24 (c)	2,991	2,860
9% 11/15/26 (c)	3,182	3,031
		49,648
Air Transportation - 1.4%
Delta Air Lines, Inc. 7% 5/1/25 (c)	630	731
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	6,455	6,898
4.75% 10/20/28 (c)	5,330	5,903
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	2,795	2,907
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	4,540	4,966
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	1,745	1,980
		23,385
Automotive & Auto Parts - 0.8%
Allison Transmission, Inc. 5.875% 6/1/29 (c)	1,265	1,394
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,440	3,497
4% 11/13/30	5,460	5,597
5.113% 5/3/29	1,330	1,464
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	475	487
		12,439
Banks & Thrifts - 2.5%
Ally Financial, Inc.:
8% 11/1/31	3,105	4,461
8% 11/1/31	24,612	35,714
		40,175
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	2,890	2,334
E.W. Scripps Co. 5.125% 5/15/25 (c)	820	836
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (c)	2,980	3,069
5.625% 7/15/27 (c)	3,555	3,773
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	360	360
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	1,580	1,647
Sirius XM Radio, Inc.:
4.625% 7/15/24 (c)	2,590	2,678
5% 8/1/27 (c)	3,200	3,363
Townsquare Media, Inc. 6.875% 2/1/26 (c)	725	749
		18,809
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	355	374
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	835	850
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	710	738
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	1,445	1,521
U.S. Concrete, Inc. 5.125% 3/1/29 (c)	1,120	1,144
		4,627
Cable/Satellite TV - 5.7%
Block Communications, Inc. 4.875% 3/1/28 (c)	1,090	1,127
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	2,275	2,331
4.5% 5/1/32 (c)	16,470	17,132
4.75% 3/1/30 (c)	8,310	8,840
5% 2/1/28 (c)	740	777
5.125% 5/1/27 (c)	14,015	14,736
5.875% 5/1/27 (c)	2,645	2,749
CSC Holdings LLC:
5.375% 2/1/28 (c)	5,535	5,871
5.5% 4/15/27 (c)	6,640	7,003
5.75% 1/15/30 (c)	2,885	3,097
6.5% 2/1/29 (c)	3,900	4,339
7.5% 4/1/28 (c)	4,535	5,028
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	1,120	1,140
6.5% 9/15/28 (c)	2,990	3,147
Virgin Media Finance PLC 5% 7/15/30 (c)	3,115	3,205
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	835	871
Ziggo BV:
4.875% 1/15/30 (c)	1,145	1,200
5.5% 1/15/27 (c)	11,084	11,625
		94,218
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (c)	1,015	1,028
Chemicals - 3.6%
CF Industries Holdings, Inc.:
4.95% 6/1/43	8,970	10,697
5.15% 3/15/34	3,745	4,606
5.375% 3/15/44	4,210	5,326
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	3,450	3,700
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (c)(d)(e)	4,580	4,502
6.5% 5/15/26 (c)	9,920	9,970
6.875% 6/15/25 (c)	3,565	3,627
Ingevity Corp. 3.875% 11/1/28 (c)	1,515	1,519
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (c)	950	955
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	335	342
7% 12/31/27 (c)	425	435
Nouryon Holding BV 8% 10/1/26 (c)	900	956
OCI NV 5.25% 11/1/24 (c)	2,395	2,485
Olin Corp. 5% 2/1/30	1,555	1,629
The Chemours Co. LLC:
5.375% 5/15/27	4,500	4,843
5.75% 11/15/28 (c)	2,165	2,241
Valvoline, Inc. 4.25% 2/15/30 (c)	1,155	1,207
		59,040
Consumer Products - 0.2%
ANGI Homeservices, Inc. 3.875% 8/15/28 (c)	750	747
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)(f)	1,280	1,280
7.75% 2/15/29 (c)(f)	1,120	1,120
		3,147
Containers - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(d)	1,580	1,651
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,441
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,312
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	825	892
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	570	589
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	1,075	1,133
		10,018
Diversified Financial Services - 2.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	965	1,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)	1,415	1,405
5.25% 5/15/27	4,145	4,352
6.25% 5/15/26	6,840	7,227
MSCI, Inc. 4% 11/15/29 (c)	900	957
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	510	532
Springleaf Finance Corp.:
4% 9/15/30	720	725
5.375% 11/15/29	9,325	10,258
6.625% 1/15/28	1,185	1,383
6.875% 3/15/25	775	887
7.125% 3/15/26	4,710	5,511
		34,241
Diversified Media - 0.5%
Allen Media LLC 10.5% 2/15/28 (c)	1,585	1,652
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	5,660	6,120
		7,772
Energy - 8.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (c)	2,355	2,349
5.75% 1/15/28 (c)	1,705	1,705
Callon Petroleum Co. 6.375% 7/1/26	1,080	670
Centennial Resource Production LLC 8% 6/1/25 (c)	800	760
Cheniere Energy Partners LP 5.625% 10/1/26	2,120	2,206
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	2,980	3,118
Chesapeake Energy Corp.:
4.875% 4/15/22 (g)	2,950	166
5.75% 3/15/23 (g)	1,890	106
7% 10/1/24 (g)	840	48
8% 1/15/25 (g)	480	26
8% 6/15/27 (g)	300	18
11.5% 1/1/25 (c)(g)	3,531	1,048
Citgo Holding, Inc. 9.25% 8/1/24 (c)	1,880	1,805
Citgo Petroleum Corp. 7% 6/15/25 (c)	3,035	3,076
CNX Resources Corp. 6% 1/15/29 (c)	690	713
Comstock Resources, Inc.:
7.5% 5/15/25 (c)	5,550	5,675
9.75% 8/15/26	1,015	1,081
9.75% 8/15/26	4,981	5,299
Continental Resources, Inc.:
3.8% 6/1/24	2,635	2,701
4.375% 1/15/28	665	678
4.5% 4/15/23	73	75
4.9% 6/1/44	1,660	1,604
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)	1,445	1,392
CVR Energy, Inc.:
5.25% 2/15/25 (c)	2,375	2,327
5.75% 2/15/28 (c)	3,170	3,112
DCP Midstream Operating LP:
5.85% 5/21/43 (c)(d)	5,180	4,584
8.125% 8/16/30	130	172
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (g)	75	11
5.7% 10/15/39 (g)	390	58
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	560	580
5.75% 1/30/28 (c)	1,365	1,447
6.625% 7/15/25 (c)	760	812
EnLink Midstream LLC 5.375% 6/1/29	650	621
EQT Corp. 3.9% 10/1/27	3,890	4,041
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	1,570	1,629
5.625% 2/15/26 (c)	2,390	2,481
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (c)	720	732
6% 2/1/31 (c)	720	731
6.25% 11/1/28 (c)	310	327
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	1,060	1,066
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	2,120	2,197
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,300	1,219
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)	1,855	1,927
MEG Energy Corp. 7.125% 2/1/27 (c)	1,580	1,631
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	1,580	1,281
7.5% 1/15/28 (c)	1,360	1,061
New Fortress Energy LLC 6.75% 9/15/25 (c)	6,200	6,413
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	1,410	1,429
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	5	4
Occidental Petroleum Corp.:
2.9% 8/15/24	1,820	1,761
3.2% 8/15/26	115	108
3.4% 4/15/26	150	145
3.5% 8/15/29	840	779
4.4% 4/15/46	1,305	1,149
4.4% 8/15/49	3,295	2,801
4.625% 6/15/45	1,070	933
5.875% 9/1/25	1,500	1,582
6.2% 3/15/40	800	832
6.375% 9/1/28	1,500	1,631
6.45% 9/15/36	2,650	2,908
6.6% 3/15/46	2,125	2,289
6.625% 9/1/30	2,995	3,362
7.2% 3/15/29	545	561
7.5% 5/1/31	155	179
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(d)(g)	226	16
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	2,231
7.25% 6/15/25	2,125	1,410
9.25% 5/15/25 (c)	3,310	3,193
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,179
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(g)	6,264	0
SESI LLC 7.75% 9/15/24 (g)	1,160	452
SM Energy Co.:
5.625% 6/1/25	2,230	2,018
6.625% 1/15/27	850	757
6.75% 9/15/26	845	763
Southwestern Energy Co.:
7.5% 4/1/26	6,670	6,969
7.75% 10/1/27	1,285	1,356
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	1,320	1,349
5.5% 2/15/26	1,770	1,819
6% 4/15/27	4,240	4,489
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (c)	1,120	1,193
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (c)	1,405	1,466
Teine Energy Ltd. 6.875% 9/30/22 (c)	4,916	4,891
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (b)(g)	1,983	99
W&T Offshore, Inc. 9.75% 11/1/23 (c)	1,500	1,186
		138,068
Entertainment/Film - 0.0%
Livent, Inc. 9.375% 10/15/04 (b)(g)	11,100	0
Environmental - 0.7%
Covanta Holding Corp.:
5% 9/1/30	1,495	1,570
6% 1/1/27	3,440	3,593
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	2,155	2,279
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	4,733	4,768
		12,210
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	1,140	1,126
4.625% 1/15/27 (c)	2,295	2,407
4.875% 2/15/30 (c)	4,650	4,970
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675	675
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	1,470	1,567
Tops Markets LLC 13% 11/19/24 pay-in-kind (b)(d)	898	871
		11,616
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,110	1,105
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	855	872
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	860	972
JBS Investments II GmbH:
5.75% 1/15/28 (c)	1,665	1,765
7% 1/15/26 (c)	1,795	1,920
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	3,895	4,014
6.75% 2/15/28 (c)	4,025	4,443
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	10,845	12,319
6.5% 4/15/29 (c)	4,655	5,295
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,335	1,495
Performance Food Group, Inc. 5.5% 10/15/27 (c)	1,353	1,424
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)	625	639
5.875% 9/30/27 (c)	1,110	1,181
Post Holdings, Inc.:
4.625% 4/15/30 (c)	1,585	1,643
5.625% 1/15/28 (c)	2,640	2,800
TreeHouse Foods, Inc. 4% 9/1/28	500	505
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,055	1,116
		43,508
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	550	578
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	5,705	6,013
8.125% 7/1/27 (c)	7,605	8,346
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	1,900	1,994
Golden Nugget, Inc. 6.75% 10/15/24 (c)	1,045	1,047
MCE Finance Ltd.:
5.375% 12/4/29 (c)	1,140	1,199
5.75% 7/21/28 (c)	750	797
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (c)	1,445	1,469
MGM Resorts International 4.75% 10/15/28	1,470	1,531
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	1,470	1,577
Studio City Finance Ltd. 5% 1/15/29 (c)	725	730
VICI Properties, Inc.:
4.25% 12/1/26 (c)	3,015	3,119
4.625% 12/1/29 (c)	1,720	1,832
Wynn Macau Ltd. 5.125% 12/15/29 (c)	2,345	2,365
		32,597
Healthcare - 4.0%
Akumin, Inc. 7% 11/1/25 (c)	755	793
AMN Healthcare 4.625% 10/1/27 (c)	375	390
Bausch Health Companies, Inc.:
5% 2/15/29 (c)	1,080	1,106
5.25% 2/15/31 (c)	1,080	1,111
Catalent Pharma Solutions 5% 7/15/27 (c)	595	627
Centene Corp.:
5.375% 6/1/26 (c)	4,620	4,832
5.375% 8/15/26 (c)	1,185	1,243
Charles River Laboratories International, Inc. 4.25% 5/1/28 (c)	485	510
Community Health Systems, Inc.:
4.75% 2/15/31 (c)(f)	2,025	2,025
5.625% 3/15/27 (c)	725	761
6% 1/15/29 (c)	1,085	1,153
6.625% 2/15/25 (c)	1,835	1,932
8% 3/15/26 (c)	11,505	12,368
8.125% 6/30/24 (c)	3,295	3,460
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,117
Encompass Health Corp. 5.75% 9/15/25	400	413
Hologic, Inc. 4.625% 2/1/28 (c)	645	684
IMS Health, Inc. 5% 10/15/26 (c)	1,125	1,169
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (c)	1,600	1,696
Modivcare, Inc. 5.875% 11/15/25 (c)	1,105	1,171
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	1,360	1,454
Radiology Partners, Inc. 9.25% 2/1/28 (c)	2,905	3,177
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	1,340	1,390
Syneos Health, Inc. 3.625% 1/15/29 (c)	1,080	1,080
Tenet Healthcare Corp.:
5.125% 5/1/25	6,430	6,514
6.125% 10/1/28 (c)	2,235	2,334
6.25% 2/1/27 (c)	4,660	4,909
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	2,610	2,858
Vizient, Inc. 6.25% 5/15/27 (c)	450	478
		64,755
Homebuilders/Real Estate - 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	1,080	1,108
DTZ U.S. Borrower LLC 6.75% 5/15/28 (c)	1,455	1,583
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,465
5% 10/15/27	6,875	7,255
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)	795	812
7.625% 6/15/25 (c)	4,605	5,002
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (c)	1,070	1,102
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	1,416	1,553
5.75% 1/15/28 (c)	2,100	2,368
5.875% 6/15/27 (c)	1,490	1,683
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	2,206
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (c)(f)	1,690	1,690
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	675	702
		28,529
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	725	736
4% 5/1/31 (c)	1,085	1,115
4.875% 1/15/30	1,180	1,272
5.125% 5/1/26	4,570	4,738
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	625	622
		8,483
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)	5,150	5,298
8.125% 2/15/24 (c)	1,955	2,042
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	1,470	1,483
6.75% 10/15/27 (c)	2,275	2,406
AssuredPartners, Inc. 5.625% 1/15/29 (c)	845	858
HUB International Ltd. 7% 5/1/26 (c)	1,750	1,816
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,113
		15,016
Leisure - 1.4%
Carnival Corp.:
7.625% 3/1/26 (c)	1,085	1,147
9.875% 8/1/27 (c)	2,250	2,582
11.5% 4/1/23 (c)	4,510	5,119
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	855	846
12.25% 5/15/24 (c)	2,000	2,329
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (c)	1,890	2,131
11.5% 6/1/25 (c)	2,750	3,159
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (c)	1,220	1,308
Vail Resorts, Inc. 6.25% 5/15/25 (c)	850	903
Viking Cruises Ltd. 13% 5/15/25 (c)	1,265	1,472
Voc Escrow Ltd. 5% 2/15/28 (c)	1,625	1,577
		22,573
Metals/Mining - 1.2%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(g)	1,770	0
Arconic Rolled Products Corp.:
6% 5/15/25 (c)	900	968
6.125% 2/15/28 (c)	1,090	1,169
Cleveland-Cliffs, Inc.:
5.75% 3/1/25	1,312	1,342
5.875% 6/1/27	3,215	3,336
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,395	2,445
6.875% 3/1/26 (c)	2,020	2,106
7.25% 4/1/23 (c)	485	495
7.5% 4/1/25 (c)	4,135	4,282
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)	1,330	1,368
5.125% 3/15/23 (c)	1,920	2,015
		19,526
Paper - 0.3%
Cascades, Inc.:
5.125% 1/15/26 (c)	790	837
5.375% 1/15/28 (c)	790	834
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	1,575	1,659
Mercer International, Inc. 5.125% 2/1/29 (c)	1,920	1,954
		5,284
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	2,185	2,300
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (c)	5,185	5,159
4.375% 1/15/28 (c)	1,490	1,520
		6,679
Services - 1.6%
ASGN, Inc. 4.625% 5/15/28 (c)	1,350	1,396
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	1,385	1,426
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (c)	1,445	1,496
Fair Isaac Corp. 4% 6/15/28 (c)	1,530	1,578
Gartner, Inc. 3.75% 10/1/30 (c)	1,535	1,578
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	1,360	1,420
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	2,165	2,154
Hertz Corp.:
5.5% 10/15/24 (c)(g)	1,350	837
6% 1/15/28 (c)(g)	775	488
6.25% 10/15/22 (g)	1,050	654
7.125% 8/1/26 (c)(g)	1,430	887
IAA Spinco, Inc. 5.5% 6/15/27 (c)	755	793
Iron Mountain, Inc. 4.5% 2/15/31 (c)	2,975	3,042
Sotheby's 7.375% 10/15/27 (c)	640	694
Tempo Acquisition LLC 6.75% 6/1/25 (c)	1,380	1,419
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,167
5.875% 10/15/24	1,967	1,485
6% 4/15/26	1,360	976
Uber Technologies, Inc. 6.25% 1/15/28 (c)	1,225	1,317
United Rentals North America, Inc. 3.875% 11/15/27	795	836
		25,643
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31 (f)	780	799
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	1,740	1,845
		2,644
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	506
4.75% 3/1/30	489	514
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (c)	450	482
EG Global Finance PLC 8.5% 10/30/25 (c)	2,295	2,438
L Brands, Inc.:
6.625% 10/1/30 (c)	760	853
6.75% 7/1/36	3,470	3,964
6.875% 11/1/35	970	1,125
7.5% 6/15/29	1,135	1,271
LBM Acquisition LLC 6.25% 1/15/29 (c)	590	597
		11,750
Technology - 2.7%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	1,310	1,394
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	1,545	1,563
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	760	822
Camelot Finance SA 4.5% 11/1/26 (c)	1,515	1,576
CDK Global, Inc. 5.25% 5/15/29 (c)	870	943
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	2,158
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,143
Entegris, Inc. 4.625% 2/10/26 (c)	2,080	2,154
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	1,495	1,575
Match Group Holdings II LLC:
5% 12/15/27 (c)	1,485	1,567
5.625% 2/15/29 (c)	1,565	1,698
NCR Corp.:
5% 10/1/28 (c)	750	771
5.25% 10/1/30 (c)	750	784
8.125% 4/15/25 (c)	645	706
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	815	923
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,500	1,554
Open Text Corp. 3.875% 2/15/28 (c)	790	810
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	790	829
PTC, Inc.:
3.625% 2/15/25 (c)	925	948
4% 2/15/28 (c)	915	952
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	830	865
TTM Technologies, Inc. 5.625% 10/1/25 (c)	640	653
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	4,885	5,355
8% 11/1/26 (c)	7,110	7,673
Unisys Corp. 6.875% 11/1/27 (c)	830	919
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)	980	980
7.5% 9/1/25 (c)	2,600	2,672
		43,987
Telecommunications - 5.7%
Altice Financing SA 5% 1/15/28 (c)	1,580	1,620
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	7,020	7,474
7.5% 10/15/26 (c)	1,620	1,714
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	735	739
5.625% 9/15/28 (c)	580	595
Frontier Communications Corp.:
5% 5/1/28 (c)	2,530	2,623
5.875% 10/15/27 (c)	1,375	1,478
6.75% 5/1/29 (c)	1,620	1,702
GTT Communications, Inc. 7.875% 12/31/24 (c)	150	54
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	7,385	5,133
8% 2/15/24 (c)	4,060	4,162
8.5% 10/15/24 (c)(g)	3,665	2,648
9.75% 7/15/25 (c)(g)	1,270	921
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (c)	1,615	1,741
Level 3 Financing, Inc. 3.75% 7/15/29 (c)	2,580	2,594
Millicom International Cellular SA 4.5% 4/27/31 (c)	235	249
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	515	398
Sable International Finance Ltd. 5.75% 9/7/27 (c)	4,030	4,272
SBA Communications Corp.:
3.125% 2/1/29 (c)	1,695	1,691
3.875% 2/15/27	2,375	2,480
SFR Group SA:
5.5% 1/15/28 (c)	3,370	3,509
8.125% 2/1/27 (c)	3,925	4,337
Sprint Capital Corp.:
6.875% 11/15/28	7,335	9,416
8.75% 3/15/32	8,870	13,549
Sprint Corp. 7.625% 3/1/26	490	604
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	2,155	2,177
2.625% 2/15/29	2,155	2,166
2.875% 2/15/31	3,320	3,351
Uniti Group, Inc. 7.875% 2/15/25 (c)	2,455	2,635
Windstream Escrow LLC 7.75% 8/15/28 (c)	4,280	4,334
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	2,375	2,382
		92,748
Utilities - 3.6%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	970	1,044
5.75% 10/15/25	2,135	2,237
NextEra Energy Partners LP 4.25% 9/15/24 (c)	68	73
NRG Energy, Inc.:
3.375% 2/15/29 (c)	665	680
3.625% 2/15/31 (c)	1,320	1,373
5.25% 6/15/29 (c)	1,615	1,777
5.75% 1/15/28	2,590	2,816
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	432
3.75% 7/1/28	400	439
3.75% 8/15/42	640	634
3.95% 12/1/47	3,240	3,256
4% 12/1/46	3,350	3,380
4.55% 7/1/30	6,685	7,630
4.95% 7/1/50	13,640	15,491
PG&E Corp.:
5% 7/1/28	3,040	3,262
5.25% 7/1/30	1,150	1,265
Pike Corp. 5.5% 9/1/28 (c)	1,180	1,218
TerraForm Global, Inc. 6.125% 3/1/26 (c)	3,110	3,188
Vistra Operations Co. LLC:
5% 7/31/27 (c)	3,565	3,753
5.5% 9/1/26 (c)	522	543
5.625% 2/15/27 (c)	4,435	4,679
		59,170

TOTAL NONCONVERTIBLE BONDS		1,005,633

TOTAL CORPORATE BONDS
(Cost $960,823)		1,007,304
	Shares	Value (000s)

Common Stocks - 20.1%
Air Transportation - 0.2%
Air Canada (h)	196,800	3,081
Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	50,100	2,039
Motors Liquidation Co. GUC Trust (h)	39,832	9
UC Holdings, Inc. (b)(h)	29,835	312

TOTAL AUTOMOTIVE & AUTO PARTS		2,360

Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (h)	1,504	41
Broadcasting - 0.3%
Nexstar Broadcasting Group, Inc. Class A	44,900	5,104
Building Materials - 0.3%
Carrier Global Corp.	129,200	4,974
Cable/Satellite TV - 0.3%
Altice U.S.A., Inc. Class A (h)	152,100	5,410
Capital Goods - 1.1%
Fortive Corp.	47,700	3,152
Thermo Fisher Scientific, Inc.	15,600	7,951
Zebra Technologies Corp. Class A (h)	18,000	6,981

TOTAL CAPITAL GOODS		18,084

Chemicals - 0.4%
CF Industries Holdings, Inc.	81,100	3,356
The Chemours Co. LLC	124,400	3,277

TOTAL CHEMICALS		6,633

Consumer Products - 0.4%
Tempur Sealy International, Inc. (h)	234,856	6,200
Containers - 0.4%
Berry Global Group, Inc. (h)	45,000	2,222
WestRock Co.	89,000	3,687

TOTAL CONTAINERS		5,909

Diversified Financial Services - 0.5%
MasterCard, Inc. Class A	12,500	3,954
OneMain Holdings, Inc.	107,000	4,982

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,936

Energy - 2.3%
California Resources Corp. (h)(i)	854,063	19,720
California Resources Corp. warrants 10/27/24 (h)	8,300	33
Denbury, Inc. (h)	377,713	10,806
Denbury, Inc. warrants 9/18/25 (h)	66,890	579
EP Energy Corp. (b)	147,125	2,932
Forbes Energy Services Ltd. (h)	65,062	5
Jonah Energy LLC (b)	73,213	1,098
Oasis Petroleum, Inc. (h)	9,475	355
Sanchez Energy Corp. (b)	90,382	1,446
Tidewater, Inc.:
warrants 11/14/42 (b)(h)	36,326	327
warrants 11/14/42 (b)(h)	12,651	114
Tribune Resources, Inc. (b)(h)	175,172	135
Tribune Resources, Inc. warrants 3/30/23 (b)(h)	49,910	0

TOTAL ENERGY		37,550

Entertainment/Film - 0.4%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	1,458,194	5,833
Environmental - 0.4%
Darling Ingredients, Inc. (h)	112,800	6,995
Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (b)(h)	250,623	3,817
Tops Markets Corp. (b)(h)	4,395	1,545

TOTAL FOOD & DRUG RETAIL		5,362

Food/Beverage/Tobacco - 0.4%
JBS SA	1,641,800	7,256
Gaming - 2.8%
Boyd Gaming Corp.	150,000	6,774
Caesars Entertainment, Inc. (h)	231,600	16,302
MGM Resorts International	73,100	2,088
Penn National Gaming, Inc. (h)	195,400	20,267
Studio City International Holdings Ltd. ADR (h)	35,600	509

TOTAL GAMING		45,940

Healthcare - 1.4%
Bristol-Myers Squibb Co.	36,400	2,236
Charles River Laboratories International, Inc. (h)	15,000	3,886
HCA Holdings, Inc.	20,600	3,347
Humana, Inc.	9,100	3,486
IQVIA Holdings, Inc. (h)	19,400	3,449
Regeneron Pharmaceuticals, Inc. (h)	4,100	2,066
UnitedHealth Group, Inc.	12,100	4,036

TOTAL HEALTHCARE		22,506

Homebuilders/Real Estate - 0.2%
Arthur J. Gallagher & Co.	25,400	2,931
Metals/Mining - 0.2%
First Quantum Minerals Ltd.	172,100	2,867
Warrior Metropolitan Coal, Inc.	692	16

TOTAL METALS/MINING		2,883

Services - 0.5%
ASGN, Inc. (h)	21,400	1,774
United Rentals, Inc. (h)	12,900	3,135
Visa, Inc. Class A	19,600	3,788

TOTAL SERVICES		8,697

Super Retail - 0.5%
Amazon.com, Inc. (h)	1,000	3,206
Arena Brands Holding Corp. Class B (a)(b)(h)	42,253	165
Lowe's Companies, Inc.	24,500	4,088

TOTAL SUPER RETAIL		7,459

Technology - 4.5%
Adobe, Inc. (h)	15,700	7,203
Alphabet, Inc. Class A (h)	4,900	8,954
CDW Corp.	18,200	2,396
EPAM Systems, Inc. (h)	15,400	5,304
Facebook, Inc. Class A (h)	26,894	6,948
Global Payments, Inc.	30,300	5,349
GoDaddy, Inc. (h)	32,900	2,585
Lam Research Corp.	15,700	7,598
Microchip Technology, Inc.	33,300	4,532
Microsoft Corp.	37,500	8,699
ON Semiconductor Corp. (h)	128,200	4,422
PayPal Holdings, Inc. (h)	26,800	6,280
SS&C Technologies Holdings, Inc.	56,300	3,540
Vontier Corp. (h)	17,860	579

TOTAL TECHNOLOGY		74,389

Telecommunications - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (h)	15,000	3,807
Palo Alto Networks, Inc. (h)	14,000	4,911
T-Mobile U.S., Inc.	58,000	7,313
Tencent Holdings Ltd. sponsored ADR	40,100	3,581

TOTAL TELECOMMUNICATIONS		19,612

Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. (h)	23,300	2,573
Utilities - 0.8%
NRG Energy, Inc.	116,000	4,804
PG&E Corp. (h)	419,779	4,798
Vistra Corp.	143,789	2,871

TOTAL UTILITIES		12,473

TOTAL COMMON STOCKS
(Cost $233,108)		329,191
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.4%
Air Transportation - 0.1%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (d)(e)(j)	200	191
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (d)(e)(j)	107	103
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (d)(e)(j)	465	486

TOTAL AIR TRANSPORTATION		780

Automotive & Auto Parts - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (d)(e)(j)	110	112
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 1/20/28 (e)(j)(k)	270	270

TOTAL AUTOMOTIVE & AUTO PARTS		382

Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2/27/28 (e)(j)(k)	1,240	1,233
3 month U.S. LIBOR + 2.750% 2.8968% 2/27/26 (d)(e)(j)	94	94

TOTAL BANKS & THRIFTS		1,327

Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (d)(e)(j)	643	658
Cable/Satellite TV - 0.4%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1265% 10/22/26 (d)(e)(j)	305	307
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(j)	5,516	5,499

TOTAL CABLE/SATELLITE TV		5,806

Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 12/22/26 (e)(j)(k)	2,800	2,797
Containers - 0.0%
Tricorbraun Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (e)(j)(k)	286	284
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (e)(j)(k)	64	64

TOTAL CONTAINERS		348

Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (b)(d)(e)(j)	399	399
Diversified Media - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (d)(e)(j)	1,181	1,177
Energy - 1.3%
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(e)(g)(j)	12,835	15,568
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(e)(j)	217	203
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (d)(e)(j)	3,690	3,669
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (d)(e)(j)	810	794
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (b)(d)(j)	737	743
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (d)(e)(j)	338	336
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(e)(g)(j)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (b)(d)(e)(g)(j)	721	0

TOTAL ENERGY		21,313

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(d)(e)(j)	1,414	1,443
Healthcare - 0.6%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (d)(e)(j)	830	832
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (d)(e)(j)	9,678	9,683

TOTAL HEALTHCARE		10,515

Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/9/25 (d)(e)(j)	1,660	1,651
Services - 0.3%
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (d)(e)(j)	2,615	2,495
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (d)(e)(j)	775	749
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 1/23/27 (d)(e)(j)	308	306
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (d)(e)(j)	1,114	1,113

TOTAL SERVICES		4,663

Technology - 0.2%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 2/11/26 (e)(j)(k)	280	281
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 10/31/26 (d)(e)(j)	163	164
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.1208% 11/4/26 (d)(e)(j)	84	84
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/31/27 (e)(j)(k)	530	528
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (d)(e)(j)	1,516	1,522
Ultimate Software Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (d)(e)(j)	320	330
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.1208% 2/28/27 (d)(e)(j)	323	322
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 10/11/25 (d)(e)(j)	332	331

TOTAL TECHNOLOGY		3,562

Telecommunications - 0.7%
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (d)(e)(j)	210	210
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (d)(e)(j)	237	232
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (d)(e)(j)	3,559	2,816
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (e)(j)(l)	414	405
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(j)	1,007	1,023
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (d)(e)(j)	953	865
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.814% 1/31/26 (d)(e)(j)	4,688	4,659
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 3/9/27 (d)(e)(j)	1,082	1,075

TOTAL TELECOMMUNICATIONS		11,285

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.75% 6/23/25 (d)(e)(j)	3,781	3,811
TOTAL BANK LOAN OBLIGATIONS
(Cost $66,455)		71,917

Preferred Securities - 7.8%
Banks & Thrifts - 7.2%
Bank of America Corp.:
5.125% (d)(m)	12,000	12,660
5.875% (d)(m)	14,280	15,808
6.1% (d)(m)	2,590	2,916
Citigroup, Inc.:
4.7% (d)(m)	2,135	2,183
5% (d)(m)	13,000	13,479
5.35% (d)(m)	12,655	13,050
6.3% (d)(m)	4,585	4,902
Goldman Sachs Group, Inc.:
4.4% (d)(m)	1,120	1,149
4.95% (d)(m)	1,880	1,989
5.3% (d)(m)	15,000	16,624
JPMorgan Chase & Co.:
4% (d)(m)	4,755	4,749
4.6% (d)(m)	3,265	3,360
5% (d)(m)	24,800	26,159

TOTAL BANKS & THRIFTS		119,028

Energy - 0.6%
Energy Transfer Partners LP 7.125% (d)	10,000	9,396
TOTAL PREFERRED SECURITIES
(Cost $124,155)		128,424
	Shares	Value (000s)

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.09% (n)	98,513,443	98,533
Fidelity Securities Lending Cash Central Fund 0.09% (n)(o)	1,082,892	1,083
TOTAL MONEY MARKET FUNDS
(Cost $99,616)		99,616
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,484,157)		1,636,452
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,253
NET ASSETS - 100%		$1,637,705

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,668,000 or 0.5% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $667,372,000 or 40.8% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $413,772 and $405,496, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$1,671
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$7,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	0
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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